CERTIFICATION
                                  -------------

         Pursuant to Rule 497(j), Neuberger & Berman Income Trust (1933 Act File No. 33-62872 1940 Act File No. 811-7724) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to Neuberger & Berman Limited Maturity Bond Trust, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 6 ("Amendment No. 6") to its Registration Statement and (b) that Amendment No. 6 was filed electronically.



Dated:  March 5, 1998                           By: /s/ Claudia A. Brandon
                                                   -------------------------
                                                        Claudia A. Brandon